WARRANTS (Tables)	12 Months Ended
Sep. 30, 2016
Warrants Tables
Warrants outstanding to purchase shares of Common Stock
Issue Date	No. of Warrants Issued	Exercise Price ($)	Share Price on Grant Date ($)	Expiry Date	Remaining Contractual Life (Years)

4/1/2009	600,000	0.03	0.020	3/31/2014	0
4/12/2010	748,030	0.085	0.050	4/11/2015	0
8/3/2011	80,000	0.075	0.040	6/30/2014	0
9/13/2011	50,000	0.075	0.050	6/30/2014	0
1/9/2012	30,000	0.075	0.050	6/30/2014	0
Balance as at September 30, 2012 and 2013	1,508,030			Weighted Average Contractual Life (Years)	0

9/24/2014	100,000	0.25	0.20	9/24/2016	0
9/25/2014	100,000	0.25	0.20	9/25/2016	0
Balance as at September 30, 2014	948,030			Weighted Average Contractual Life (Years)	0

10/7/2014	100,000	0.25	0.20	10/7/2016	0.02
1/20/2015	50,000	0.25	0.32	1/20/2018	1.30
1/29/2015	160,850	0.25	0.30	1/29/2018	1.33
2/3/2015	125,000	0.25	0.30	2/3/2018	1.34
4/21/2015	629,030	0.25	0.35	4/21/2018	1.55
8/4/2015	9,775	0.30	0.35	8/4/2018	1.83
9/17/2015	125,000	0.30	0.30	9/17/2018	1.96
9/25/2015	125,000	0.30	0.35	9/25/2018	1.98
9/29/2015	150,000	0.30	0.40	9/29/2018	1.99
Balance as at September 30, 2015	1,674,655			Weighted Average Contractual Life (Years)	2.33

11/12/2015	15,000	0.30	0.39	11/12/2018	2.11
2/08/2016	15,000	0.28	0.28	2/08/2019	2.38
2/11/2016	150,000	0.28	0.33	2/11/2019	2.38
2/23/2016	50,000	0.28	0.32	2/23/2019	2.40
4/05/2016	193,415	0.30	0.26	4/05/2019	2.54
5/03/2016	56,500	0.30	0.30	5/03/2019	2.55
5/09/2016	206,145	0.30	0.31	5/09/2019	2.55
5/13/2016	15,000	0.30	0.28	5/13/2019	2.62
6/03/2016	140,000	0.30	0.28	6/03/2019	2.67
6/10/2016	180,000	0.30	0.34	6/10/2019	2.67
6/16/2016	120,000	0.30	0.34	6/16/2019	2.68
7/11/2016	193,355	0.30	0.40	7/11/2019	2.80
7/12/2016	25,780	0.30	0.40	7/12/2019	2.80
7/15/2016	39,000	0.30	0.40	7/15/2019	2.80
8/09/2016	193,380	0.30	0.34	8/09/2019	2.88
8/10/2016	12,895	0.30	0.34	8/10/2019	2.88
8/16/2016	53,500	0.30	0.34	8/16/2019	2.89
9/12/2016	51,565	0.30	0.37	9/12/2019	2.96
9/20/2016	167,590	0.30	0.35	9/20/2019	2.98
9/23/2016	7,500	0.30	0.32	9/23/2019	2.98
9/26/2016	15,000	0.30	0.32	9/26/2019	2.99
9/30/2016	35,000	0.30	0.35	9/30/2019	3.00
Balance as at September 30, 2016	3,410,280			Weighted Average Contractual Life (Years)	2.18